MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Financial Investments
Marketable securities	R$ 2,213,496	R$ 6,330,334
Current	2,030,560	6,150,631
Non Current	182,936	179,703
Investment funds
Financial Investments
Marketable securities	R$ 6,587	6,683
Investment funds | CDI
Financial Investments
Percentage of basis used to calculate interest rate	25.61%
Private Funds
Financial Investments
Marketable securities	R$ 12,668	1,431,303
Private Funds | CDI
Financial Investments
Percentage of basis used to calculate interest rate	93.31%
Public Titles Measured At Fair Value Through Profit or Loss
Financial Investments
Marketable securities	R$ 825,972	1,631,319
Public Titles Measured At Fair Value Through Profit or Loss | CDI
Financial Investments
Percentage of basis used to calculate interest rate	93.31%
Private Securities (Compromised)
Financial Investments
Marketable securities	R$ 1,185,333	3,081,326
Private Securities (Compromised) | CDI
Financial Investments
Percentage of basis used to calculate interest rate	100.00%
Private Securities (Compromised) - Escrow Account
Financial Investments
Marketable securities	R$ 182,936	R$ 179,703
Private Securities (Compromised) - Escrow Account | CDI
Financial Investments
Percentage of basis used to calculate interest rate	102.00%